Credit Facilities (Details) - Schedule of loans from financial institutions - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Payments due by period
Less than 1 year	$ 235,487	$ 265,281
1-2 years	136,400	225,340
2-3 years		130,587
Total	$ 371,887	$ 621,208